CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 98.3	$ 259.1	$ 183.3
Other comprehensive income (loss)
Foreign currency translation gains (losses)	113.3	(64.9)	(11.5)
Unrealized gains (losses) on securities, net of tax		(8.3)	8.1
Reclassification for gains included in net income, net of tax		(0.8)	(1.0)
Total other comprehensive income (loss), net of tax	113.3	(74.0)	(4.4)
Comprehensive income	211.6	185.1	178.9
Comprehensive (income)/loss attributable to noncontrolling interest	(1.0)	1.8	1.1
Comprehensive income attributable to common shareholders	$ 210.6	$ 186.9	$ 180.0